Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of plant property equipment
The changes in property, plant and equipment for the year ended December 31, 2025, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties	Production wells and facilities	Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2024	8,264	54,066	500,908	3,216,787	191,207	89,085	4,060,317
Additions	—	—	—	5,397 (1)	1,172,098	153,008	1,330,503
Additions of Farmout Agreement (2)	—	—	29,295	80,243	—	—	109,538
Incorporation through Business Combination (3)	—	867	570,092	1,043,763	385,249	55,546	2,055,517
Transfers	84	4,551	—	1,306,142	(1,149,562)	(161,215)	—
Disposals	—	(23)	—	(1,730)	—	—	(1,753)
Impairment of long-lived assets (4)	(6)	(549)	(20,295)	(21,997)	(2,182)	(226)	(45,255)

Amounts as of December 31, 2025	8,342	58,912	1,080,000	5,628,605	596,810	136,198	7,508,867

Accumulated depreciation
Amounts as of December 31, 2024	(232)	(21,463)	(101,791)	(1,130,848)	—	—	(1,254,334)
Depreciation	—	(7,179)	(70,769)	(640,709)	—	—	(718,657)
Disposals	—	23	—	107	—	—	130
Impairment of long-lived assets (4)	—	421	1,341	5,264	—	—	7,026

Amounts as of December 31, 2025	(232)	(28,198)	(171,219)	(1,766,186)	—	—	(1,965,835)

Net value

Amounts as of December 31, 2025	8,110	30,714	908,781	3,862,419	596,810	136,198	5,543,032

The changes in property, plant and equipment for the year ended December 31, 2024, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties	Production wells and facilities	Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2023	12,574	43,524	498,707	2,036,644	123,015	44,955	2,759,419
Additions	—	—	—	23,325 (1)	1,034,608	238,831	1,296,764
Transfers	(4,310)	11,102	—	1,154,325	(966,416)	(194,701)	—
Disposals	—	(560)	—	—	—	—	(560)
Impairment of long-lived assets (2)	—	—	2,201	2,493	—	—	4,694

Amounts as of December 31, 2024	8,264	54,066	500,908	3,216,787	191,207	89,085	4,060,317

Accumulated depreciation
Amounts as of December 31, 2023	(232)	(15,239)	(80,655)	(735,534)	—	—	(831,660)
Depreciation	—	(6,563)	(21,044)	(394,919)	—	—	(422,526)
Disposals	—	339	—	—	—	—	339
Impairment of long-lived assets (2)	—	—	(92)	(395)	—	—	(487)

Amounts as of December 31, 2024	(232)	(21,463)	(101,791)	(1,130,848)	—	—	(1,254,334)

Net value

Amounts as of December 31, 2024	8,032	32,603	399,117	2,085,939	191,207	89,085	2,805,983

(1)	Related to the re-estimation of well plugging and abandonment (Note 22.1). This transaction did not generate cash flows.
(2)	See Note 3.2.2.